Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2010 years months
Summary Of Significant Accounting Policies [Line Items]
Minimum percentage of equity method investment owned in order for company to eliminate all company balances and transactions	100.00%
Company must own less than this percentage of equity method investment owned in order to report equity as noncontrolling interest	$ 100
Expected lease-up periods for estimating lost rentals, in months	6
Percentage of ordinary taxable income to be distributed for real estate investment trust qualification	90.00%
Number of years of federal income tax at corporate rates on failure to qualify as REIT	4
Stock award vesting period in years, minimum	three
Stock award vesting period in years, maximum	seven
Vibra [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in outstanding loans and other receivables	3.00%
Monroe Hospital [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in outstanding loans and other receivables	2.00%
Other Smaller Tenants [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in outstanding loans and other receivables	1.00%
Time-Based Awards [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock award vesting period in years, minimum	three
Stock award vesting period in years, maximum	seven
Market Conditions Based Awards [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock award vesting period in years, minimum	three
Stock award vesting period in years, maximum	seven